VOYA MUTUAL FUNDS

Voya International Real Estate Fund

(“Fund”)

Supplement dated May 30, 2014

to the Fund’s Class A, Class B, Class C, Class I

and Class W Prospectus dated February 28, 2014, as supplemented May 1, 2014

(“Prospectus”)

Pursuant to guidance from the U.S. Securities and Exchange Commission, as the Fund was originally classified as non-diversified but has been managed as diversified for a period of at least three years, the Fund’s classification has changed from a non-diversified fund to a diversified fund effective May 30, 2014. As a result of this classification change, the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer. Further, the classification change to a diversified fund may cause the Fund to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer. Voya Mutual Funds is organized as a Delaware statutory trust.

Effective May 30, 2014, the Fund’s Prospectus is hereby revised as follows:

1.                                      The fifth paragraph of the section entitled “Principal Investment Strategies” of the Fund’s Prospectus is hereby deleted in its entirety.

2.                                      The risk entitled “Issuer Non-Diversification” of the section entitled “Principal Risks” of the Fund’s Prospectus is hereby deleted in its entirety.

3.                                      The information relating to the Fund in the table of the subsection entitled “Key Fund Information — Fund Diversification” of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Fund	Diversified	Non-Diversified
Voya International Real Estate Fund	X

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VOYA MUTUAL FUNDS

Voya International Real Estate Fund

(“Fund”)

Supplement dated May 30, 2014

to the Fund’s Class A, Class B, Class C, Class I

and Class W Statement of Additional Information (“SAI”) dated

February 28, 2014

Pursuant to guidance from the U.S. Securities and Exchange Commission, as the Fund was originally classified as non-diversified but has been managed as diversified for a period of at least three years, the Fund’s classification has changed from a non-diversified fund to a diversified fund effective May 30, 2014. As a result of this classification change, the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer. Further, the classification change to a diversified fund may cause the Fund to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer. Voya Mutual Funds is organized as a Delaware statutory trust.

Effective on or about May 30, 2014, the Fund’s SAI is hereby revised as follows:

1.              The information regarding Voya International Real Estate Fund in the table entitled “Diversification/Concentration” of the subsection entitled “Supplemental Description of Fund Investments and Risks” of the Fund’s SAI is hereby deleted in its entirety and replaced with the following

Fund	Diversified	Non-Diversified	Concentrated
Voya International Real Estate	X		X

2.              The last paragraph of the subsection entitled “Fundamental and Non-fundamental Investment Restrictions — International Real Estate Fund — Fundamental Investment Restrictions” is hereby deleted and replaced with the following:

8.                                      purchase securities of any issuer if, as a result, with respect to 75% of the Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Fund’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies.

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